PARTICIPATING LOAN INTERESTS - Outstanding Principal (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Carrying value	$ 521	$ 517
Darling Park Complex, Sydney
Disclosure of detailed information about investment property [line items]
Participation interest	30.00%	30.00%
Carrying value	$ 259	$ 251
IAG House, Sydney
Disclosure of detailed information about investment property [line items]
Participation interest	50.00%	50.00%
Carrying value	$ 111	$ 111
Jessie Street, Sydney
Disclosure of detailed information about investment property [line items]
Participation interest	100.00%	100.00%
Carrying value	$ 151	$ 155